Organization and Business Description (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Jul. 01, 2023	Jun. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022	Jul. 20, 2022
Organization and Business Description [Line Items]
Stock keeping units, description	The Company offers approximately 47,700 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 15,200 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 44,200 SKUs of sundry products, including home goods, 150 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series, 850 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry, and 50,600 SKUs of other products, including food, alcoholic beverages The Company also provides advertising services by key opinion leaders (“KOLs”).	The Company offers approximately 47,700 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 15,200 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 44,200 SKUs of sundry products, including home goods, 150 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series, 850 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry, and 50,600 SKUs of other products, including food, alcoholic beverages The Company also provides advertising services by key opinion leaders (“KOLs”).
Total consideration cost	$ 2,842,173	¥ 392,673,800
Tokyo Lifestyle Co., Ltd. [Member]
Organization and Business Description [Line Items]
Equity interest percentage			100.00%
Kaika International [Member]
Organization and Business Description [Line Items]
Equity interest percentage				100.00%
Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage					40.00%	60.00%	100.00%	100.00%
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage					40.00%	60.00%
Reiwatakiya [Member] | Board of directors [Member]
Organization and Business Description [Line Items]
Equity interest percentage						40.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage						60.00%		100.00%
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Equity interest percentage	100.00%	100.00%